Note 6 - Investments in Equity Method Investees	12 Months Ended
Mar. 31, 2016
Notes to Financial Statements
Equity Method Investments and Joint Ventures Disclosure [Text Block]
6.　    INVESTMENTS IN EQUITY METHOD INVESTEES

IIJ utilizes various companies in Japan to develop and operate its Internet business. Businesses operated by its equity method investees include multifeed technology services and location facilities for connecting high-speed Internet backbones (Internet Multifeed Co., “Multifeed”), comprehensive portal site operations (Internet Revolution Inc., “i-revo”), point management systems operations (Trinity Inc., “Trinity”), research and development of software (Stratosphere Inc., “Stratosphere”), cloud-based systems that undergird smartphone applications (Appiaries Corporation, “Appiaries”), system consultants (e-CORPORATION.JP Ltd, “e-CORPORATION”), cloud computing services in Indonesia (PT. BIZNET GIO NUSANTARA, “BIZNET”), system development and consulting in medical and healthcare business (KIS Inc., “KIS”) and cloud computing services in Thailand (Leap Solutions Asia Co., Ltd, “Leap Solutions”).

The aggregate amounts of balances and transactions of the Company with these equity method investees as of March 31, 2015 and 2016, and for each of the three years in the period ended March 31, 2016 are summarized as follows:

	Thousands of Yen
	2014	2015	2016

Accounts receivable	–	¥367,741	¥124,923
Accounts payable	–	48,788	46,658
Revenues	¥538,288	956,887	666,554
Costs and expenses	451,342	460,463	502,340

Dividends from the equity method investees for the years ended March 31, 2015 and 2016 were ¥32,340 thousand and ¥48,510 thousand, respectively.

The Company's investments in these equity method investees and its ownership percentage in each at March 31, 2015 and 2016 consisted of the following:

	Thousands of Yen
	2015		2016

Multifeed	33.00%	¥1,354,932	34.00%	¥1,518,610
i-revo	30.00	676,732	30.00	725,529
Trinity	33.75	101,618	33.75	133,325
Stratosphere	50.00	–	–	–
Appiaries	49.00	106,196	49.00	16,396
e-CORPORATION	35.21	32,839	35.21	29,095
BIZNET	40.00	288,240	40.00	246,193
KIS	–	–	36.10	53,576
Leap Solutions	–	–	40.00	256,928

Total		¥2,560,557		¥2,979,652

The Company also had a loan of ¥30,658 thousand to Stratosphere, which was included in “Other assets” in the Company’s consolidated balance sheet as of March 31, 2015. The Company also provided an allowance for this loan of ¥30,658 thousand as of March 31, 2015. Stratosphere was liquidated during the year ended March 31, 2016.

The Company acquired shares in KIS for ¥39,974 thousand in July 2015 and Leap Solutions for ¥256,928 thousand in March 2016.

The balance of equity-method goodwill was ¥103,841 thousand and ¥57,197 thousand as of March 31, 2015 and 2016, respectively, and was included in “Investments in equity method investees” in the Company’s consolidated balance sheets.